                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2032
-------------------------------------------------------------------------------

                         MFS GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GROWTH OPPORTUNITIES FUND                                        6/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             10
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    17
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   24
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            25
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   25
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.5%
              Cash & Other Net Assets                     3.5%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         4.0%
              ------------------------------------------------
              Johnson & Johnson                           3.7%
              ------------------------------------------------
              Microsoft Corp.                             3.2%
              ------------------------------------------------
              Amgen, Inc.                                 3.1%
              ------------------------------------------------
              Wyeth                                       3.1%
              ------------------------------------------------
              Dell, Inc.                                  2.8%
              ------------------------------------------------
              PepsiCo, Inc.                               2.7%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.5%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              Abbott Laboratories                         2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                25.7%
              ------------------------------------------------
              Technology                                 24.7%
              ------------------------------------------------
              Retailing                                  10.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.8%
              ------------------------------------------------
              Leisure                                     6.3%
              ------------------------------------------------
              Special Products & Services                 4.6%
              ------------------------------------------------
              Financial Services                          4.3%
              ------------------------------------------------
              Consumer Staples                            3.8%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Basic Materials                             1.9%
              ------------------------------------------------
              Autos & Housing                             1.7%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Utilities & Communications                  1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
Share                      Expense   Account Value   Account Value     1/01/05-
Class                       Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.97%    $1,000.00           $975.10         $4.75
  A     -----------------------------------------------------------------------
        Hypothetical*       0.97%    $1,000.00         $1,019.98         $4.86
-------------------------------------------------------------------------------
        Actual              1.72%    $1,000.00           $971.10         $8.41
  B    ------------------------------------------------------------------------
        Hypothetical*       1.72%    $1,000.00         $1,016.27         $8.60
-------------------------------------------------------------------------------
        Actual              0.72%    $1,000.00           $976.40         $3.53
  I     -----------------------------------------------------------------------
        Hypothetical*       0.72%    $1,000.00         $1,021.22         $3.61
-------------------------------------------------------------------------------

------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 1.4%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                    73,700       $  4,780,919
United Technologies Corp.                                                 25,400          1,304,290
                                                                                       ------------
                                                                                       $  6,085,209
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
---------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                           8,500       $    736,100
Polo Ralph Lauren Corp., "A"                                              20,800            896,688
                                                                                       ------------
                                                                                       $  1,632,788
---------------------------------------------------------------------------------------------------
Automotive - 1.1%
---------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                    96,100       $  4,766,560
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.0%
---------------------------------------------------------------------------------------------------
American Express Co.                                                      20,500       $  1,091,215
Citigroup, Inc.                                                           93,666          4,330,179
Countrywide Financial Corp.                                               30,700          1,185,327
SLM Corp.                                                                 46,300          2,352,040
                                                                                       ------------
                                                                                       $  8,958,761
---------------------------------------------------------------------------------------------------
Biotechnology - 4.5%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                             224,500       $ 13,573,270
Genzyme Corp.*                                                            71,600          4,302,444
ImClone Systems, Inc.^*                                                   69,500          2,152,415
                                                                                       ------------
                                                                                       $ 20,028,129
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
---------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                             245,600       $  2,812,120
Comcast Corp., "Special A"*                                              141,700          4,243,915
EchoStar Communications Corp., "A"                                       152,680          4,603,302
Univision Communications, Inc., "A"^*                                     87,300          2,405,115
XM Satellite Radio Holdings, Inc., "A"*                                   13,100            440,946
                                                                                       ------------
                                                                                       $ 14,505,398
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
---------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                           7,900       $    822,469
---------------------------------------------------------------------------------------------------
Business Services - 2.8%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                    340,900       $  7,728,203
Fiserv, Inc.^*                                                           104,800          4,501,160
                                                                                       ------------
                                                                                       $ 12,229,363
---------------------------------------------------------------------------------------------------
Chemicals - 1.1%
---------------------------------------------------------------------------------------------------
3M Co.                                                                    70,400       $  5,089,920
---------------------------------------------------------------------------------------------------
Computer Software - 8.8%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                             171,100       $  4,522,173
Microsoft Corp.                                                          572,100         14,210,964
NAVTEQ Corp.*                                                             12,300            457,314
Oracle Corp.*                                                            813,300         10,735,560
Symantec Corp.^*                                                         397,200          8,635,128
                                                                                       ------------
                                                                                       $ 38,561,139
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.6%
---------------------------------------------------------------------------------------------------
CDW Corp.^                                                               139,000       $  7,935,510
Dell, Inc.*                                                              312,000         12,327,120
                                                                                       ------------
                                                                                       $ 20,262,630
---------------------------------------------------------------------------------------------------
Construction - 0.6%
---------------------------------------------------------------------------------------------------
KB Home^                                                                  18,700       $  1,425,501
Pulte Homes, Inc.^                                                        15,100          1,272,175
                                                                                       ------------
                                                                                       $  2,697,676
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                 66,400       $  5,193,808
Avon Products, Inc.                                                       41,600          1,574,560
Career Education Corp.^*                                                  77,700          2,844,597
Fortune Brands, Inc.^                                                     10,500            932,400
                                                                                       ------------
                                                                                       $ 10,545,365
---------------------------------------------------------------------------------------------------
Electrical Equipment - 2.3%
---------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                      52,000       $  3,256,760
Tyco International Ltd.^                                                 231,100          6,748,120
                                                                                       ------------
                                                                                       $ 10,004,880
---------------------------------------------------------------------------------------------------
Electronics - 2.8%
---------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^                                                      57,500       $  2,309,775
Analog Devices, Inc.^                                                    129,200          4,820,452
Samsung Electronics Co. Ltd., GDR                                          3,700            885,225
Xilinx, Inc.^                                                            162,700          4,148,850
                                                                                       ------------
                                                                                       $ 12,164,302
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
---------------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                          28,600       $  1,557,842
Massey Energy Co.^                                                        38,600          1,455,992
                                                                                       ------------
                                                                                       $  3,013,834
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                                153,400       $  4,459,338
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.2%
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.^                                                           220,000       $ 11,864,600
SYSCO Corp.^                                                              61,700          2,232,923
                                                                                       ------------
                                                                                       $ 14,097,523
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
---------------------------------------------------------------------------------------------------
Carnival Corp.^                                                           66,600       $  3,633,030
---------------------------------------------------------------------------------------------------
General Merchandise - 5.6%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                               173,200       $  4,520,520
Kohl's Corp.*                                                             79,100          4,422,481
Target Corp.^                                                             82,800          4,505,148
Wal-Mart Stores, Inc.                                                    229,800         11,076,360
                                                                                       ------------
                                                                                       $ 24,524,509
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.3%
---------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                  21,900       $  1,141,866
---------------------------------------------------------------------------------------------------
Insurance - 2.1%
---------------------------------------------------------------------------------------------------
American International Group, Inc.                                        75,000       $  4,357,500
St. Paul Travelers Cos., Inc.^                                           128,400          5,075,652
                                                                                       ------------
                                                                                       $  9,433,152
---------------------------------------------------------------------------------------------------
Internet - 2.5%
---------------------------------------------------------------------------------------------------
Amazon.com, Inc.^*                                                        60,300       $  1,994,724
eBay, Inc.^*                                                              33,300          1,099,233
IAC/InterActiveCorp^*                                                    232,400          5,589,220
Yahoo!, Inc.*                                                             70,600          2,446,290
                                                                                       ------------
                                                                                       $ 11,129,467
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.4%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                  112,300       $  6,357,303
---------------------------------------------------------------------------------------------------
Machinery & Tools - 3.1%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                        74,400       $  7,091,064
Illinois Tool Works, Inc.^                                                80,900          6,446,112
                                                                                       ------------
                                                                                       $ 13,537,176
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.5%
---------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                       113,100       $  5,035,212
Community Health Systems, Inc.*                                          131,300          4,961,827
HCA, Inc.^                                                                99,000          5,610,330
                                                                                       ------------
                                                                                       $ 15,607,369
---------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
---------------------------------------------------------------------------------------------------
Boston Scientific Corp.^*                                                 71,500       $  1,930,500
Medtronic, Inc.                                                          168,600          8,731,794
St. Jude Medical, Inc.*                                                   11,100            484,071
Waters Corp.*                                                             52,600          1,955,142
Zimmer Holdings, Inc.^*                                                   52,800          4,021,776
                                                                                       ------------
                                                                                       $ 17,123,283
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
---------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR^                                                   34,100       $    930,930
Companhia Vale do Rio Doce, ADR^                                          77,600          2,272,128
                                                                                       ------------
                                                                                       $  3,203,058
---------------------------------------------------------------------------------------------------
Oil Services - 2.7%
---------------------------------------------------------------------------------------------------
BJ Services Co.^                                                          46,800       $  2,456,064
GlobalSantaFe Corp.^                                                      66,200          2,700,960
Noble Corp.^                                                              44,000          2,706,440
Smith International, Inc.^                                                39,500          2,516,150
Tenaris S.A., ADR^                                                        19,500          1,526,265
                                                                                       ------------
                                                                                       $ 11,905,879
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.5%
---------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                        99,100       $  6,424,653
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 13.5%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                      183,200       $  8,978,632
Allergan, Inc.^                                                           64,400          5,489,456
Eli Lilly & Co.                                                          150,700          8,395,497
Johnson & Johnson^                                                       250,700         16,295,500
Roche Holding AG                                                          54,300          6,838,405
Wyeth^                                                                   302,200         13,447,900
                                                                                       ------------
                                                                                       $ 59,445,390
---------------------------------------------------------------------------------------------------
Restaurants - 0.8%
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                 78,200       $  3,537,768
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.1%
---------------------------------------------------------------------------------------------------
Praxair, Inc.                                                              9,400       $    438,040
---------------------------------------------------------------------------------------------------
Specialty Stores - 3.8%
---------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                       64,600       $  4,428,330
CarMax, Inc.^*                                                           108,200          2,883,530
Lowe's Cos., Inc.^                                                       104,100          6,060,702
PETsMART, Inc.^                                                          106,000          3,217,100
                                                                                       ------------
                                                                                       $ 16,589,662
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.5%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                     921,100       $ 17,602,221
NeuStar, Inc., "A"*                                                        1,870             47,872
QUALCOMM, Inc.                                                            66,300          2,188,563
                                                                                       ------------
                                                                                       $ 19,838,656
---------------------------------------------------------------------------------------------------
Telephone Services - 1.1%
---------------------------------------------------------------------------------------------------
Sprint Corp.^                                                            192,250       $  4,823,553
---------------------------------------------------------------------------------------------------
Trucking - 1.4%
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                               76,000       $  6,156,760
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $385,588,176)                                           $424,775,858
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.8%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.4%, due 7/01/05,
at Amortized Cost<                                                   $16,421,000       $ 16,421,000
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 22.4%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                       98,652,226       $ 98,652,226
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $500,661,402)(S)                                   $539,849,084
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (22.7)%                                                (99,711,965)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $440,137,119
---------------------------------------------------------------------------------------------------
  < The rate shown represents an annualized yield at time of purchase.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) As of June 30, 2005, the fund had one security representing $6,838,405 and 1.6% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 6/30/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $96,760,558 of securities on
loan (identified cost, $500,661,402)                                $539,849,084
Cash                                                                         807
Receivable for investments sold                                        3,211,516
Receivable for fund shares sold                                           16,006
Interest and dividends receivable                                        170,880
Total assets                                                                              $543,248,293
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $3,305,376
Payable for fund shares reacquired                                       567,620
Collateral for securities loaned, at value*                           98,652,226
Payable to affiliates
  Management fee                                                           6,213
  Shareholder servicing costs                                             59,326
  Distribution and service fees                                          269,669
  Administrative services fee                                                167
Accrued expenses and other liabilities                                   250,577
------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $103,111,174
------------------------------------------------------------------------------------------------------
Net assets                                                                                $440,137,119
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $738,396,256
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           39,186,196
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                               (337,525,380)
Accumulated undistributed net investment income                           80,047
------------------------------------------------------------------------------------------------------
Net assets                                                                                $440,137,119
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   51,349,621
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $409,611,884
  Shares outstanding                                                  47,454,932
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $8.63
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.63)                                                     $9.16
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $26,625,933
  Shares outstanding                                                   3,445,431
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.73
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,899,302
  Shares outstanding                                                     449,258
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $8.68
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

* Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $2,220,913
  Interest                                                                289,822
  Foreign taxes withheld                                                  (23,510)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $2,487,225
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,008,124
  Distribution and service fees                                           669,154
  Shareholder servicing costs                                             350,985
  Administrative services fee                                              32,113
  Trustees' compensation                                                   15,485
  Custodian fee                                                            93,455
  Printing                                                                 33,901
  Postage                                                                   6,895
  Auditing fees                                                            27,069
  Legal fees                                                                7,368
  Shareholder solicitation expenses                                        22,701
  Miscellaneous                                                            22,482
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,289,732
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (11,172)
  Reduction of expenses by investment adviser                              (1,056)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,277,504
-------------------------------------------------------------------------------------------------------
Net investment income                                                                          $209,721
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $30,335,262
  Foreign currency transactions                                            (7,077)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $30,328,185
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(43,088,615)
  Translation of assets and liabilities in foreign currencies              (3,642)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(43,092,257)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(12,764,072)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $(12,554,351)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      6/30/05                  12/31/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                $209,721                $2,231,328
Net realized gain (loss) on investments and foreign
currency transactions                                              30,328,185                27,432,437
Net unrealized gain (loss) on investments and foreign
currency translation                                              (43,092,257)               20,439,066
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $(12,554,351)              $50,102,831
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--               $(2,234,700)
  Class I                                                                  --                   (28,413)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--               $(2,263,113)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(36,139,385)            $(119,174,410)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                           $36                       $98
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(48,693,700)             $(71,334,594)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $488,830,819              $560,165,413
At end of period (including accumulated undistributed net
investment income of $80,047 and accumulated net investment
loss of $129,674, respectively)                                  $440,137,119              $488,830,819
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                     YEARS ENDED 12/31
                                    ENDED       ------------------------------------------------------------------------------
CLASS A                          6/30/05=              2004=             2003             2002           2001             2000
                              (UNAUDITED)
Net asset value,
beginning of period                 $8.85             $8.03             $6.24            $8.88         $11.77           $19.07
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)                            $0.01             $0.04            $(0.00)+++       $(0.01)         $0.00+++         $0.04
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          (0.23)             0.82              1.79            (2.63)         (2.89)           (2.13)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $(0.22)            $0.86             $1.79           $(2.64)        $(2.89)          $(2.09)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income          $--            $(0.04)              $--              $--         $(0.00)+++       $(0.03)
  From net realized gain on
  investments and foreign
  currency transactions                --                --                --               --             --            (5.18)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $--            $(0.04)              $--              $--         $(0.00)+++       $(5.21)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $8.63             $8.85             $8.03            $6.24          $8.88           $11.77
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                (2.49)++***       10.75+***         28.69^^        (29.65)        (24.67)          (11.30)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         0.97+             0.94              0.89             0.94           0.90             0.80
Expenses after expense
reductions##                         0.97+             0.94              0.89             0.94           0.90             0.80
Net investment income (loss)         0.14+             0.49             (0.03)           (0.09)          0.00**           0.22
Portfolio turnover                     37                61                84               90             96              141
Net assets at end of period
(000 Omitted)                    $409,612          $453,191          $520,277         $418,590       $699,466       $1,106,281
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 12/31
                                            ENDED       ----------------------------------------------------------------------
CLASS B                                  6/30/05=             2004=            2003           2002          2001          2000
                                      (UNAUDITED)
Net asset value, beginning
of period                                   $7.96            $7.24            $5.67          $8.12        $10.84        $18.13
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                      $(0.02)          $(0.02)          $(0.05)        $(0.06)       $(0.07)       $(0.10)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  (0.21)            0.74             1.62          (2.39)        (2.65)        (2.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $(0.23)           $0.72            $1.57         $(2.45)       $(2.72)       $(2.11)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--              $--              $--            $--           $--        $(5.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $7.73            $7.96            $7.24          $5.67         $8.12        $10.84
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                           (2.89)++***       9.94+***        27.69^^      (30.17)       (25.16)       (12.04)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##         1.72+            1.69             1.67           1.69          1.65          1.60
Expenses after expense reductions##          1.72+            1.69             1.67           1.69          1.65          1.60
Net investment loss                         (0.62)+          (0.27)           (0.81)         (0.83)        (0.76)        (0.58)
Portfolio turnover                             37               61               84             90            96           141
Net assets at end of period
(000 Omitted)                             $26,626          $31,507          $36,117        $29,417       $53,723       $82,708
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 12/31
                                            ENDED       ----------------------------------------------------------------------
CLASS I                                  6/30/05=             2004=            2003           2002          2001          2000
                                      (UNAUDITED)
Net asset value, beginning
of period                                   $8.89            $8.06            $6.26          $8.87        $11.78        $19.08
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                     $0.02            $0.06            $0.01          $0.01         $0.02         $0.08
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  (0.23)            0.83             1.79          (2.62)        (2.88)        (2.14)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $(0.21)           $0.89            $1.80         $(2.61)       $(2.86)       $(2.06)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--           $(0.06)             $--            $--        $(0.05)       $(0.06)
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --               --             --            --         (5.18)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $--           $(0.06)             $--            $--        $(0.05)       $(5.24)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.68            $8.89            $8.06          $6.26         $8.87        $11.78
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                           (2.36)++***      11.09+***        28.75^^      (29.43)       (24.32)       (11.19)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##         0.72+            0.69             0.67           0.69          0.65          0.60
Expenses after expense reductions##          0.72+            0.69             0.67           0.69          0.65          0.60
Net investment income                        0.39+            0.77             0.19           0.17          0.24          0.42
Portfolio turnover                             37               61               84             90            96           141
Net assets at end of period
(000 Omitted)                              $3,899           $4,133           $3,771         $3,008        $4,315        $5,710
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ** Ratio is less than 0.01%.
*** Certain expenses have been reduced without which performance would have been lower.
(+) Total returns do not include any applicable sales charges.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.13 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, and Class I total returns for the year ended December 31, 2003 would have been lower by approximately 2.09%, 2.29%, and 2.07% respectively.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Growth Opportunities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2005, the value of securities loaned was $96,760,558. These loans were collateralized by cash of $99,415,011 and non-cash U.S. Treasury obligations of $363,870.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. The fund was a participant in litigation against Cendant Corporation. On March 19, 2004, the fund received a cash settlement in the amount of $932,054.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and distributions in excess.

The tax character of distributions declared for the years ended
December 31, 2004 and December 31, 2003 was as follows:

                                             12/31/04       12/31/03
        Distributions declared from:
          Ordinary income                   $2,263,113*        $--

* Included in the fund's distributions from ordinary income $31,332 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(366,693,160)
          Unrealized appreciation (depreciation)          81,118,048
          Other temporary differences                       (129,674)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, ($193,503,706) and December 31, 2010, ($173,189,454).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $200 million of average net assets             0.50%
          Average net assets in excess of $200 million         0.40%

The management fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.45% of the fund's average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,405 for the six months ended June 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%           0.25%*            0.35%          0.25%           $45,053          $527,501
Class B                          0.75%           0.25%             1.00%          1.00%               624           141,653
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                                $669,154

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30,
    2005 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the six months ended June 30, 2005, MFD retained these service fees.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2005 were as follows:

                                                      AMOUNT

              Class A                                 $ 2,575
              Class B                                 $20,563

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2005, the fee was $253,774, which equated to 0.1120% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2005, these costs amounted to $39,768.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $11,472. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $1,736. Both amounts are included in Trustees compensation for the six months ended June 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,056, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $312,491, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $161,610,546 and $197,168,510, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $501,821,807
          ----------------------------------------------------------
          Gross unrealized appreciation                 $ 51,265,756
          Gross unrealized depreciation                  (13,238,479)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $ 38,027,277

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended 6/30/05           Year ended 12/31/04
                                               SHARES          AMOUNT           SHARES           AMOUNT

CLASS A SHARES
Shares sold                                     803,484       $6,885,458       2,151,156       $17,746,022
Shares issued to shareholders in
reinvestment of distributions                        --               --         244,599         2,115,794
Shares reacquired                            (4,537,480)     (38,938,577)    (15,998,228)     (131,449,865)
----------------------------------------------------------------------------------------------------------
Net change                                   (3,733,996)    $(32,053,119)    (13,602,473)    $(111,588,049)

CLASS B SHARES

Shares sold                                     186,378       $1,434,396         574,862        $4,248,338
Shares reacquired                              (701,075)      (5,390,332)     (1,606,352)      (11,819,347)
----------------------------------------------------------------------------------------------------------
Net change                                     (514,697)     $(3,955,936)     (1,031,490)      $(7,571,009)

CLASS I SHARES

Shares sold                                      25,303         $217,455          42,748          $363,665
Shares issued to shareholders in
reinvestment of distributions                        --               --           3,274            28,413
Shares reacquired                               (40,880)        (347,785)        (48,876)         (407,430)
-----------------------------------------------------------------------------------------------------------
Net change                                      (15,577)       $(130,330)         (2,854)         $(15,352)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended June 30, 2005 was $1,269, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Growth Opportunities Fund, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                    ------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $324,854,115.99           $13,671,465.29
------------------------------------------------------------------------------
David H. Gunning                     326,474,562.26            12,051,019.02
------------------------------------------------------------------------------
William R. Gutow                     324,963,567.35            13,562,013.93
------------------------------------------------------------------------------
Michael Hegarty                      326,166,865.09            12,358,716.19
------------------------------------------------------------------------------
J. Atwood Ives                       324,885,713.61            13,639,867.67
------------------------------------------------------------------------------
Amy B. Lane                          326,545,749.99            11,979,831.29
------------------------------------------------------------------------------
Robert J. Manning                    326,461,397.07            12,064,184.21
------------------------------------------------------------------------------
Lawrence T. Perera                   325,097,714.97            13,427,866.31
------------------------------------------------------------------------------
Robert C. Pozen                      326,440,205.60            12,085,375.68
------------------------------------------------------------------------------
J. Dale Sherratt                     324,659,135.13            13,866,446.15
------------------------------------------------------------------------------
Laurie J. Thomsen                    326,444,916.31            12,080,664.97
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

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MCD-SEM-8/05 48M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GROWTH OPPORTUNITIES FUND
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------


* Print name and title of each signing officer under his or her signature.